Shareholders’ Equity - Outstanding Shares (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Issued shares (in shares)	315,400,000	264,080,391	264,080,391
Treasury shares (in shares)	8,184,581	19,153,570	11,498,355
Outstanding shares (in shares)	307,215,419	244,926,821